Share-Based Compensation (Details) - Schedule of Fair value Assumptions - Share-Based Payment Arrangement, Option [Member] - 2018 Plan	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Share-Based Compensation (Details) - Schedule of Fair value Assumptions [Line Items]
Expected volatility	48.56%	60.00%
Risk-free interest rate (per annum)	1.25%	2.80%
Exercise multiple	2.2	2.2
Expected dividend yield	0.00%	0.00%
Contractual term (in years)	5 years	5 years